Mining Interests Investments in Associates and Joint Venture	12 Months Ended
Dec. 31, 2018
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Mining Interests Investments in Associates and Joint Venture
19.	MINING INTERESTS INVESTMENTS IN ASSOCIATES AND JOINT VENTURE

At December 31, 2018, the Company had a 40% interest in Pueblo Viejo, a 50% interest in NuevaUnión, and a 37.5% interest in Alumbrera (included in “Other”). These investments are accounted for using the equity method and included in mining interests. The Company adjusts each associate and joint venture’s financial results, where appropriate, to give effect to uniform accounting policies.

The following table summarizes the change in the carrying amount of the Company’s investments in associates and joint venture:

	Pueblo Viejo (a)	NuevaUnión	Other (b)	Total
At January 1, 2018	$1,746	$919	$71	$2,736
Company’s share of net earnings (loss) of associates and joint venture (1)	55	(2)	—	53
Capital investment	—	37	6	43
Return of capital investment	(141)	—	—	(141)
Reclassification of investment in associate	—	—	(69)	(69)
Other	10	—	—	10
At December 31, 2018	$1,670	$954	$8	$2,632
At January 1, 2017	$1,123	$884	$—	$2,007
Company’s share of net earnings of associates and joint venture	142	2	—	144
Acquisition of interest in Leagold (note 8(a))	—	—	71	71
Capital investment	—	33	—	33
Return of capital investment	(65)	—	—	(65)
Reversal of impairment	557	—	—	557
Other	(11)	—	—	(11)
At December 31, 2017	$1,746	$919	$71	$2,736

(1)

Share of net earnings related to associates and joint venture of $83 million (year ended December 31, 2017 –$189 million) presented on the Consolidated Statement of (Loss) Earnings includes the Company’s share of net earnings of associates and joint venture of $53 million (year ended December 31, 2017 – $144 million) and the reduction of the provision related to funding Alumbrera’s reclamation costs of $30 million (year ended December 31, 2017 – $45 million) (note 19(c))).

Summarized financial information for the Company’s investments in associates and joint venture, on a 100% basis and reflecting adjustments made by the Company, including fair value adjustments made at the time of acquisition/formation and adjustments for differences in accounting policies, is as follows:

Year ended December 31, 2018	Pueblo Viejo	NuevaUnión	Other (b)	Total
Revenues	$1,344	$—	$416	$1,760
Production costs	(554)	—	(282)	(836)
Depreciation and depletion	(271)	—	(20)	(291)
Earnings from mine operations	519	—	114	633
Interest income	1	—	9	10
Interest expense	(96)	—	(19)	(115)
Other expense	(30)	(4)	(80)	(114)
Income tax expense	(257)	—	(30)	(287)
Net earnings (loss) of associates and joint venture	137	(4)	(6)	127
Company’s equity share of net earnings of associates and joint venture	$55	$(2)	$30	$83

Year ended December 31, 2017	Pueblo Viejo	NuevaUnión	Other (b)	Total
Revenues	$1,423	$—	$653	$2,076
Production costs	(497)	—	(544)	(1,041)
Depreciation and depletion	(98)	—	(42)	(140)
Earnings from mine operations	828	—	67	895
Interest income	1	—	2	3
Interest expense	(133)	—	(41)	(174)
Other (expense) income	(18)	3	(49)	(64)
Income tax (expense) recovery	(324)	2	(43)	(365)
Net earnings (loss) of associates and joint venture	354	5	(64)	295
Company’s share of net earnings of associates and joint venture	142	2	45	189
Reversal of impairment	557	—	—	557
Company’s equity share of net earnings of associates and joint venture	$699	$2	$45	$746

The asset and liabilities of the Company’s material associate and joint venture were as follows:

At December 31, 2018	Pueblo Viejo(a)	NuevaUnión (d)
Current assets	$549	$18
Non-current assets	5,890	2,361
	6,439	2,379
Current liabilities	308	30
Non-current liabilities	1,955	441
	2,263	471
Net assets	4,176	1,908
Company’s equity share of net assets of associates and joint venture	$1,670	$954

At December 31, 2017	Pueblo Viejo(a)	NuevaUnión (d)
Current assets	$515	$24
Non-current assets	6,296	2,278
	6,811	2,302
Current liabilities	341	23
Non-current liabilities	2,105	441
	2,446	464
Net assets	4,365	1,838
Company’s equity share of net assets of associates and joint venture	$1,746	$919

The equity share of cash flows of the Company’s investments in associates and joint venture are as follows:

Year ended December 31, 2018	Pueblo Viejo	NuevaUnión	Other	Total
Net cash provided by operating activities	$208	$—	$46	$254
Net cash used in investing activities	(59)	(40)	(11)	$(110)
Net cash (used in) provided by financing activities	(141)	37	—	(104)

Year ended December 31, 2017
Net cash provided by operating activities	$132	$6	$50	$188
Net cash used in investing activities	(46)	(33)	—	(79)
Net cash (used in) provided by financing activities	(234)	33	—	(201)

(a)

In June 2009, the Company entered into a $400 million shareholder loan agreement with Pueblo Viejo with a term of fifteen years. In April 2012, additional funding of $300 million was issued to Pueblo Viejo with a term of twelve years. Both loans bear interest at 95% of LIBOR plus 2.95% payable semi-annually in arrears on February 28 and August 31 of each year. The loan has no set repayment terms. At December 31, 2018, the carrying amount of the Company’s share of shareholder loans to Pueblo Viejo was $482 million (December 31, 2017 – $506 million), which is included in the Company’s investments in associates and is being accreted to the face value over the term of the loans. Included in other current assets of the Company was a total of $9 million (December 31, 2017 – $4 million) in interest receivable relating to the shareholder loan.

(b)

The Company’s investments in other associates includes its interests in Alumbrera and Leagold up to its date of dilution on May 24, 2018. Upon the dilution, the Company measured the remaining interest in Leagold at fair value and recognized a gain of $13 million in the Consolidated Statement of (Loss) Earnings in Other (Expense) Income, net. Subsequent to May 24, 2018, the Company began accounting for its investment in Leagold as an equity security at FVTOCI.

(c)

During the year ended December 31, 2018, the Company recognized a reduction of $30 million (2017 – $45 Million) in the Company’s provision to fund its share of Alumbrera’s reclamation and closure cost obligations which has been classified as Share of Net Earnings Related to Associate and Joint Venture in the Consolidated Statements of (Loss) Earnings. The reduction in the provision reflects the expectation that Alumbrera will be able to fund its reclamation costs using operating cash flows. At December 31, 2018 the balance of the provision was $nil (December 31, 2017 – $30 million).

(d)

At December 31, 2018, NuevaUnión held $9 million (December 31, 2017 – $15 million) of cash and cash equivalents and $28 million (December 31, 2017 – $21 million) of total current financial liabilities which have been included in the total of current assets and current liabilities , respectively. At December 31, 2018, NuevaUnión’s capital and operating commitments amounted to $80 million (December 31, 2017 – $92 million).